Provision for Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Provision for Income Taxes [Abstract]
Schedule of the Provisions for Income Taxes

Significant components of the provisions for income taxes for the year ended December 31, 2024, and the six months period ended September 30, 2025 were as follows:

	September 30, 2025	December 31, 2024
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	—	(486,706)
Current tax provision Cambodia	—	—
Total tax (income) expense	$—	$—

Significant components of the provisions for income taxes for the year ended December 31, 2024, and 2023 were as follows:

	December 31,
	2024	2023
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	(486,706)	—
Current tax provision Cambodia	—	—
Total tax (income) expense	$(486,706)	$—

Schedule of Income Taxes
	September 30, 2025	December 31, 2024
Profit / (Loss) Income before taxes	$17,991,190	$(960,807)
Tax credit (expense) at the effective tax rates	(609,968)	(179,863)
Tax effect on non-taxable income	(761)	(81,323)
Tax effect on non-deductible expenses	609,968	129,814
Change in valuation allowance	—	131,991
Tax effect on utilization of tax losses	—	(127,521)
Tax losses unable to be utilized	761	126,902
Over provision of tax in prior year	—	(486,706)
Tax (income) expense	$—	$(486,706)

	December 31,
	2024	2023	2022
(Loss) Income before taxes	$(960,807)	$108,418	$343,988
Tax credit (expense) at the effective tax rates	(179,863)	10,732	(124,591)
Tax effect on non-taxable income	(81,323)	(39,173)	—
Tax effect on non-deductible expenses	129,814	—	369,101
Change in valuation allowance	131,991	28,441	—
Tax effect on utilization of tax losses	(127,521)	—	(36,369)
Tax losses unable to be utilized	126,902
Over provision of tax in prior year	(486,706)
Tax (income) expense	$(486,706)	$—	$208,141

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets, net were as follows:

	September 30, 2025	December 31, 2024
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	79,608	160,432
Less: valuation allowance	(79,608)	(160,432)
Deferred tax assets, net	—	—

Significant components of deferred tax assets, net were as follows:

	December 31, 2024	December 31, 2023
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	160,432	28,441
Less: valuation allowance	(160,432)	(28,441)
Deferred tax assets, net	—	—